CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 3,913,027	$ 501,696	$ 1,990,138	$ 511,365
Interest income	2,518,198	322,862	965,627	464,903
Other income	684,095	87,709	355,057	85,287
Total revenues	7,115,320	912,267	3,310,822	1,061,555
Costs
Brokerage commission and handling charge expenses	(572,159)	(73,357)	(361,486)	(100,550)
Interest expenses	(376,902)	(48,323)	(185,090)	(89,238)
Processing and servicing costs	(257,003)	(32,951)	(149,378)	(91,916)
Total costs	(1,206,064)	(154,631)	(695,954)	(281,704)
Total gross profit	5,909,256	757,636	2,614,868	779,851
Operating expenses
Research and development expenses	(805,325)	(103,252)	(513,283)	(262,345)
Selling and marketing expenses	(1,392,070)	(178,480)	(385,320)	(164,701)
General and administrative expenses	(529,048)	(67,830)	(248,404)	(164,850)
Total operating expenses	(2,726,443)	(349,562)	(1,147,007)	(591,896)
Others, net	2,478	318	(17,238)	(9,462)
Income before income tax expenses	3,185,291	408,392	1,450,623	178,493
Income tax expenses	(375,081)	(48,090)	(124,793)	(12,286)
Share of loss from equity method investments			(307)	(543)
Net income	2,810,210	360,302	1,325,523	165,664
Preferred shares redemption value accretion				(12,309)
Income allocation to participating preferred shareholders				(10,196)
Net income attributable to ordinary shareholders of the Company	2,810,210	360,302	1,325,523	143,159
Net income	2,810,210	360,302	1,325,523	165,664
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	71,020	9,104	9,420	(3,147)
Total comprehensive income	$ 2,881,230	$ 369,406	$ 1,334,943	$ 162,517
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 2.34	$ 0.30	$ 1.28	$ 0.17
Diluted | (per share)	2.30	0.30	1.26	0.16
Net income per ADS
Basic | (per share)	18.72	2.40	10.23	1.38
Diluted | (per share)	$ 18.43	$ 2.36	$ 10.10	$ 1.25
Weighted average number of ordinary shares used in computing net income per share
Basic | shares	1,200,912,670	1,200,912,670	1,036,865,727	832,790,329
Diluted | shares	1,219,672,508	1,219,672,508	1,050,143,014	917,897,426